Impairment	6 Months Ended
Jun. 30, 2024
Disclosure of impairment loss and reversal of impairment loss [abstract]
Impairment	Note 7: Impairment

	Half-year to 30 Jun 2024 £m	Half-year to 30 Jun 2023 £m

Loans and advances to banks	(4)	(2)
Loans and advances to customers	169	678
Debt securities	(1)	(1)
Financial assets held at amortised cost	164	675
Financial assets at fair value through other comprehensive income	(2)	(1)
Loan commitments and financial guarantees	(40)	7
Total impairment	122	681
There was a £10 million charge in respect of residual value impairment and voluntary terminations within the Group’s UK
Motor Finance business in the current period (half-year to 30 June 2023: £27 million).